DEPOSIT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
DEPOSIT [Abstract]
DEPOSIT

NOTE 3 - DEPOSITS

On October 12, 2012 Portus and Portus Acqusition Corp., our wholly owned subsidiary, entered into a Share Exchange Agreement with Surequest Systems, Inc., a Delaware Corporation, ("SureQuest") and its wholly owned subsidiary Surequest Systems, Inc., a Texas corporation, ("SureQuestTX")

The Agreement provides in part for the Company to acquire all of the issued and outstanding shares of common stock of SureQuestTX in exchange for all of the issued and outstanding shares of common stock of Portus Acquisition Corp. A good faith deposit in the amount of $40,000 was issued at that time. The deposit is not refundable in the event the transaction is not completed.

On Feburary 8, 2013, Portus paid $25,000 to SureQuestTX, for licensing rights to its data base and functional platform in order to launch Portus Cloud. As of March 31, 2013, Portus Cloud has not yet launched.

NOTE 4 - DEPOSIT

On October 12, 2012 Portus and Portus Acqusition Corp., our wholly owned subsidiary, entered into a Share Exchange Agreement with Surequest Systems, Inc., a Delaware Corporation, ("SureQuest") and its wholly owned subsidiary Surequest Systems, Inc., a Texas corporation, ("SureQuestTX")

The Agreement provides in part for the Company to acquire all of the issued and outstanding shares of common stock of SureQuestTX in exchange for all of the issued and outstanding shares of common stock of Portus Acquisition Corp. A good faith deposit in the amount of $40,000 was issued at that time. The deposit is not refundable in the event the transaction is not completed.